5. GROUP STRUCTURE (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary name	Corod	Corod
Country	Argentina	Argentina
Main activity	Oil	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name	CPB	CPB
Country	Argentina	Argentina
Main activity	Generation	Generation
Direct and indirect participation	100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name	CPB Energía S.A.	CPB Energía S.A.
Country	Argentina	Argentina
Main activity	Generation	Generation
Direct and indirect participation	100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name	EcuadorTLC	EcuadorTLC
Country	Ecuador	Ecuador
Main activity	Oil	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name	Edenor	Edenor
Country	Argentina	Argentina
Main activity	Distribution of energy	Distribution of energy
Direct and indirect participation	56.32%	52.18%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name	Enecor S.A.	Enecor S.A.
Country	Argentina	Argentina
Main activity	Transportation of electricity	Transportation of electricity
Direct and indirect participation	69.99%	69.99%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name	HIDISA	HIDISA
Country	Argentina	Argentina
Main activity	Generation	Generation
Direct and indirect participation	61.00%	61.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary name	HINISA	HINISA
Country	Argentina	Argentina
Main activity	Generation	Generation
Direct and indirect participation	52.04%	52.04%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary name	PACOSA	PACOSA
Country	Argentina	Argentina
Main activity	Trader	Trader
Direct and indirect participation	100.00%	100.00%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary name	PEA	PEA
Country	Argentina	Argentina
Main activity	Generation	Generation
Direct and indirect participation	0.00%	100.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary name	PEB	PEB
Country	Bolivia	Bolivia
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary name	PACOGEN	PACOGEN
Country	Argentina	Argentina
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary name	PEFM	PEFM
Country	Argentina	Argentina
Main activity	Generation	Generation
Direct and indirect participation	0.00%	100.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary name	Petrobras Energía Colombia Gran Cayman	Petrobras Energía Colombia Gran Cayman
Country	Colombia	Colombia
Main activity	Oil	Oil
Direct and indirect participation	0.00%	100.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary name	Petrobras Energía Ecuador	Petrobras Energía Ecuador
Country	Gran Cayman	Gran Cayman
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary name	Energía Operaciones ENOPSA S.A.	Energía Operaciones ENOPSA S.A.
Country	Ecuador	Ecuador
Main activity	Oil	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary name	Petrolera San Carlos S.A.	Petrolera San Carlos S.A.
Country	Venezuela	Venezuela
Main activity	Oil	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary name	PHA	PHA
Country	Argentina	Argentina
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary name	PISA	PISA
Country	Uruguay	Uruguay
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary name	PP	PP
Country	Argentina	Argentina
Main activity	Investment	Investment
Direct and indirect participation	0.00%	100.00%
Subsidiary 21
Disclosure of subsidiaries [line items]
Subsidiary name	PPSL	PPSL
Country	Spain	Spain
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 22
Disclosure of subsidiaries [line items]
Subsidiary name	TGU	TGU
Country	Uruguay	Uruguay
Main activity	Gas transportation	Gas transportation
Direct and indirect participation	100.00%	100.00%
Subsidiary 23
Disclosure of subsidiaries [line items]
Subsidiary name	Transelec	Transelec
Country	Argentina	Argentina
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 24
Disclosure of subsidiaries [line items]
Subsidiary name	Trenerec Energía Bolivia S.A.	Trenerec Energía Bolivia S.A.
Country	Bolivia	Bolivia
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 25
Disclosure of subsidiaries [line items]
Subsidiary name	Trenerec S.A.	Trenerec S.A.
Country	Ecuador	Ecuador
Main activity	Investment	Investment
Direct and indirect participation	100.00%	100.00%